                        SUPPLEMENT TO THE PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION


                   CREDIT SUISSE WARBURG PINCUS GLOBAL HEALTH
                                  SCIENCES FUND

      The following information modifies certain information contained in the fund's Prospectus and Statement of Additional Information.

      In light of the fund's emphasis on global healthcare stocks, effective May 1, 2001, the fund has added the MSCI World Healthcare Index as a performance benchmark. The MSCI World Healthcare Index is a sector level index based on global industry classification standards (GICS), and consists of all securities in the developed markets that are classified into the healthcare sector. For the one-year and since inception (December 31, 1996) periods ended December 31, 2000, the average annual total returns for the MSCI World Healthcare Index were 26.63% and 20.70%, respectively. The fund will continue to compare its performance to the Standard & Poor's 500 Index.

     Dated: June 18, 2001                                 WPGHT - 16 - 0601

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                    CREDIT   ASSET
                                    SUISSE   MANAGEMENT


                                   PROSPECTUS

                                  COMMON CLASS
                                 JANUARY 1, 2001
                            AS REVISED JUNE 18, 2001

                          CREDIT SUISSE WARBURG PINCUS
                           GLOBAL HEALTH SCIENCES FUND

                          CREDIT SUISSE WARBURG PINCUS
                         GLOBAL TELECOMMUNICATIONS FUND


  As with all mutual funds, the Securities and Exchange Commission has not approved these funds, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.


  Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS


KEY POINTS ...............................................................4
    Goals and Principal Strategies .......................................4
    Investor Profile .....................................................4
    A Word About Risk ....................................................5
PERFORMANCE SUMMARY ......................................................8
    Year-by-Year Total Returns ...........................................8
    Average Annual Total Returns .........................................9
INVESTOR EXPENSES .......................................................10
    Fees and Fund Expenses ..............................................10
    Example .............................................................11
THE FUNDS IN DETAIL .....................................................12
    The Management Firms ................................................12
    Multi-Class Structure ...............................................12
    Fund Information Key ................................................13
GLOBAL HEALTH SCIENCES FUND .............................................14
GLOBAL TELECOMMUNICATIONS FUND ..........................................16
MORE ABOUT RISK .........................................................18
    Introduction ........................................................18
    Types of Investment Risk ............................................18
    Certain Investment Practices ........................................20
MEET THE MANAGERS .......................................................24
ABOUT YOUR ACCOUNT ......................................................26
    Share Valuation .....................................................26
    Buying and Selling Shares ...........................................26
    Account Statements ..................................................27
    Distributions .......................................................27
    Taxes ...............................................................27
OTHER INFORMATION .......................................................29
    About the Distributor ...............................................29
FOR MORE INFORMATION ............................................back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES


FUND/RISK FACTORS             GOAL                      STRATEGIES
--------------------------------------------------------------------------------------------------------------
  GLOBAL HEALTH               Capital appreciation      - Invests mainly in equity securities
  SCIENCES FUND                                           of U.S. and foreign companies
  Risk factors:                                         - Emphasizes the health services, pharmaceuticals,
   FOREIGN SECURITIES                                     biotechnology and medical-devices industries
   LEGAL RISK                                           - Can invest in companies of any size
   MARKET RISK                                          - Focuses on individual stock-picking, assisted by a
   NON-DIVERSIFIED STATUS                                 top-down approach to four categories of health
   REGULATORY RISK                                        sciences companies -- buyers, providers,
   SECTOR CONCENTRATION                                   suppliers and innovators
--------------------------------------------------------------------------------------------------------------
  GLOBAL                      Long-term appreciation    - Invests in equity securities of U.S.
  TELECOMMUNICATIONS          of capital                  and foreign telecommunications companies
  FUND                                                  - May invest in companies of all sizes
  Risk factors:
   FOREIGN SECURITIES
   MARKET RISK
   NON-DIVERSIFIED STATUS
   REGULATORY RISK
   SECTOR CONCENTRATION
--------------------------------------------------------------------------------------------------------------

-  INVESTOR PROFILE

   THESE FUNDS ARE DESIGNED FOR INVESTORS WHO:

-  are investing for long-term goals
- are willing to assume the risk of losing money in exchange for attractive potential long-term returns
-  are looking for capital appreciation
-  want to diversify their portfolios internationally

   THEY MAY NOT BE APPROPRIATE IF YOU:

-  are investing for a shorter time horizon
-  are uncomfortable with an investment that has a higher degree of volatility
-  want to limit your exposure to foreign securities
-  are looking for income

   You should base your selection of a fund on your own goals, risk preferences and time horizon.

-    A WORD ABOUT RISK

    All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the funds are discussed below. Before you invest, please make sure you understand the risks that apply to your fund. As with any mutual fund, you could lose money over any period of time.

    Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES
BOTH FUNDS

    A fund that invests in foreign securities carries additional risks that include:

- CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

- INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

- POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

LEGAL RISK
GLOBAL HEALTH SCIENCES FUND

    Lawsuits or other legal proceedings against the issuer of a security may adversely affect the issuer, the market value of the security, or a fund's performance.

MARKET RISK
BOTH FUNDS

    The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS
BOTH FUNDS

    A fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

REGULATORY RISK
BOTH FUNDS

    Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a fund security, or the fund's performance.

SECTOR CONCENTRATION
BOTH FUNDS

    A fund that invests more than 25% of its net assets in a group of related industries (market sector) is subject to increased risk.

- Fund performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market.

- Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.

                       This page intentionally left blank

                               PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in the funds. The bar chart shows you how fund performance has varied from year to year for up to 10 years. The table compares the fund's performance over time to that of a broadly based securities market index. As with all mutual funds, past performance is not a prediction of the future.


                       YEAR-BY-YEAR TOTAL RETURNS


YEAR ENDED 12/31:                                   1997       1998      1999
GLOBAL HEALTH SCIENCES FUND
  Best quarter: 17.78% (Q2 97)
  Worst quarter: -6.36% (Q3 98)
  Inception date: 12/31/96                          27.35%     33.19%    6.39%
                                                    ----------------------------
  Total return for the period 1/1/00 - 9/30/00: 49.50%

--------------------------------------------------------------------------------

GLOBAL
TELECOMMUNICATIONS FUND*
  Best quarter: 68.82% (Q4 99)
  Worst quarter: -12.27% (Q3 98)
  Inception date: 12/4/96                           32.32%      67.42%   156.16%
                                                    ----------------------------
  Total return for the period 1/1/00 - 9/30/00: -14.37% (not annualized)
--------------------------------------------------------------------------------

* The total returns shown include the total returns of the Global Telecommunications Fund's predecessor, the Advisor Shares of the Global Telecommunications portfolio of The RBB Fund, Inc.

                           AVERAGE ANNUAL TOTAL RETURNS


                                          ONE YEAR   THREE YEARS   LIFE OF  INCEPTION
       PERIOD ENDED 12/31/99:               1999      1997-1999      FUND      DATE
-------------------------------------------------------------------------------------
  GLOBAL HEALTH SCIENCES FUND               6.39%       21.75%      21.73%   12/31/96
-------------------------------------------------------------------------------------
  S&P 500 INDEX(1)                         21.02%       27.54%      27.54%
-------------------------------------------------------------------------------------
  LIPPER HEALTH/BIOTECHNOLOGY
    FUNDS INDEX(2)                         10.35%       18.78%      13.93%
-------------------------------------------------------------------------------------
  GLOBAL TELECOMMUNICATIONS FUND(3)       156.16%       78.37%      75.74%    12/4/96
-------------------------------------------------------------------------------------
  MSCI TELECOMMUNICATIONS INDEX(4)         44.66%       40.49%      31.70%
-------------------------------------------------------------------------------------


(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.
(2) The Lipper Health/Biotechnology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.
(3) The total returns shown include the total returns of the Global Telecommunications Fund's predecessor, the Advisor Shares of the Global Telecommunications portfolio of The RBB Fund, Inc.
(4) The Morgan Stanley Capital International Telecommunications Index is an unmanaged index (with no defined investment objective) of telecommunications equities that include reinvestment of dividends and is compiled by Morgan Stanley & Co., Incorporated.



                            UNDERSTANDING PERFORMANCE

- TOTAL RETURN tells you how much an investment in a fund has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what CONSTANT annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                               INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are for the fiscal year or period ended
August 31, 2000.


                                                                            GLOBAL
                                                                  GLOBAL     TELE-
                                                                  HEALTH   COMMUNI-
                                                                 SCIENCES   CATIONS
                                                                   FUND      FUND
-----------------------------------------------------------------------------------
  SHAREHOLDER FEES
   (paid directly from your investment)
-----------------------------------------------------------------------------------
  Sales charge "load" on purchases                                 NONE        NONE
-----------------------------------------------------------------------------------
  Deferred sales charge "load"                                     NONE        NONE
-----------------------------------------------------------------------------------
  Sales charge "load" on reinvested distributions                  NONE        NONE
-----------------------------------------------------------------------------------
  Redemption fees                                                  NONE        NONE
-----------------------------------------------------------------------------------
  Exchange fees                                                    NONE        NONE
-----------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
-----------------------------------------------------------------------------------
  Management fee                                                  1.00%       1.00%
-----------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                             .25%        .25%
-----------------------------------------------------------------------------------
  Other expenses                                                   .64%        .52%
-----------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES*                           1.89%       1.77%
-----------------------------------------------------------------------------------


* Fee waivers and expense reimbursements or credits reduced expenses for the funds during 2000 but may be discontinued at any time. Actual fees and expenses for the fiscal year or period ended August 31, 2000 are shown below:


                                                                            GLOBAL
                                                                GLOBAL       TELE-
  EXPENSES AFTER                                                HEALTH     COMMUNI-
  WAIVERS AND                                                  SCIENCES     CATIONS
  REIMBURSEMENTS                                                 FUND        FUND
  Management fee                                                  .77%        .94%

  Distribution and service (12b-1) fee                            .25%        .25%

  Other expenses                                                  .57%        .45%
                                                                 ----        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES                           1.59%       1.64%

                                     EXAMPLE

This example may help you compare the cost of investing in these funds with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.


Assume you invest $10,000, each fund returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


                                      ONE YEAR    THREE YEARS  FIVE YEARS  10 YEARS
-----------------------------------------------------------------------------------
  GLOBAL HEALTH SCIENCES FUND           $192          $594        $1,021     $2,212
-----------------------------------------------------------------------------------
  GLOBAL TELECOMMUNICATIONS FUND        $180          $557          $959     $2,084
-----------------------------------------------------------------------------------

                               THE FUNDS IN DETAIL

-   THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

-   Investment adviser for the funds

- Responsible for managing each fund's assets according to its goal and strategies and supervising the activities of the sub-investment adviser for the funds

- A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

- Credit Suisse Asset Management companies manage approximately $104 billion in the U.S. and $296 billion globally

- Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

    For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" throughout this PROSPECTUS.

CREDIT SUISSE ASSET MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC3A 7JJ

-   Sub-investment adviser for the funds

- Responsible for assisting CSAM in the management of a fund's international assets according to its goal and strategies

-   Also a member of Credit Suisse Asset Management

    For easier reading, Credit Suisse Asset Management Limited will be referred to as "CSAM U.K." throughout this PROSPECTUS.

-   MULTI-CLASS STRUCTURE


    This PROSPECTUS offers Common Class shares of the funds. Common Class shares are no-load.

-   FUND INFORMATION KEY

    Concise fund-by-fund descriptions begin on the next page. The description provides the following information:

GOAL AND STRATEGIES

    The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

    The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

    The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

    The individuals designated by the investment adviser to handle the fund's day-to-day management.

INVESTOR EXPENSES

    Actual fund expenses for the 2000 fiscal year. Future expenses may be higher or lower.

- MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the fund and compensating the sub-investment adviser. Expressed as a percentage of average net assets after waivers.

- DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by the fund to the distributors for making shares of the fund available to you. Expressed as a percentage of average net assets.

- OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

FINANCIAL HIGHLIGHTS

    A table showing the fund's audited financial performance for up to five years.

- TOTAL RETURN How much you would have earned on an investment in the fund, assuming you had reinvested all dividend and capital-gain distributions.

- PORTFOLIO TURNOVER An indication of trading frequency. The funds may sell securities without regard to the length of time they have been held. A high turnover rate may increase the fund's transaction costs and negatively affect its performance. Portfolio turnover may also result in capital-gain distributions that could raise your income-tax liability.

    The ANNUAL REPORT includes the auditor's report, along with the fund's financial statements. It is available free upon request.

GLOBAL HEALTH SCIENCES FUND

-   GOAL AND STRATEGIES

    The Global Health Sciences Fund seeks capital appreciation. To pursue this goal, it invests in equity and debt securities of U.S. and foreign health-sciences companies.

    The health sciences consist of health care, medicine and the life sciences. Health-sciences companies are principally engaged in research and development, production, or distribution of health-sciences products or services. The fund may invest in companies of any size.

    Under normal market conditions, the fund will invest at least:

- 65% of assets in equity and debt securities of health-sciences companies, including small and medium-size companies

- 25% of assets in the health-services, pharmaceuticals and medical-devices industries combined

    The fund will invest in at least three countries, which may include the U.S.

-   PORTFOLIO INVESTMENTS

    This fund intends to invest at least 80% of assets in equity securities of health-sciences companies. Equity holdings may consist of:

-   common and preferred stocks

-   rights and warrants

-   securities convertible into or exchangeable for common stocks

    This fund may invest up to 20% of assets in debt securities, including those rated below investment grade (junk bonds), and may invest without limit in foreign securities.

To a limited extent, the fund may also engage in other investment practices.

-   RISK FACTORS

    This fund's principal risk factors are:

-   foreign securities

-   market risk

-   non-diversified status

-   legal and regulatory risks

-   sector concentration

    The value of your investment generally will fluctuate in response to stock-market movements. Fund performance will largely depend upon a limited number of industries, which may perform differently from (or be more volatile than) the overall stock market.

    Because this fund focuses on a single sector (health sciences), you should expect it to be more volatile than a broadly diversified global equity fund. Additionally, health sciences companies are often subject to regulatory risks that could hurt the fund's performance. Non-diversification might cause the fund to be more volatile than a diversified mutual fund.

    To the extent that the fund invests in smaller companies and foreign securities, it takes on further risks that could hurt its performance. Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, information and liquidity risks. Risks associated with foreign securities include currency, information and political risks. These risks are defined in "More About Risk." That section also details other investment practices the fund may use. Please read "More About Risk" carefully before you invest.

-   PORTFOLIO MANAGEMENT

    Susan L. Black and Peter T. Wen manage the fund's investment portfolio. You can find out more about the fund's managers in "Meet the Managers."

-   INVESTOR EXPENSES

    Management fee               .77%
    Distribution and service
         (12b-1) fee             .25%
    All other expenses           .57%
                              -------
    Total expenses              1.59%

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the ANNUAL REPORT.

  PERIOD ENDED:                                            8/00**     10/99       10/98     10/97*
------------------------------------------------------------------------------------------------------
  PER-SHARE DATA
------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $14.92     $14.41     $12.22    $10.00
------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
  Net investment loss                                       (0.08)     (0.13)     (0.06)    (0.02)
  Net gains on investments and foreign
    currency transactions (both realized and unrealized)     9.11       0.64       2.97      2.24
------------------------------------------------------------------------------------------------------
    Total from investment activities                         9.03       0.51       2.91      2.22
------------------------------------------------------------------------------------------------------
  LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from net investment income                         --         --      (0.04)       --
  Distributions from net realized capital gains                --         --      (0.68)       --
------------------------------------------------------------------------------------------------------
    Total dividends and distributions                          --         --      (0.72)       --
------------------------------------------------------------------------------------------------------
  Net asset value, end of period                           $23.95     $14.92     $14.41    $12.22
------------------------------------------------------------------------------------------------------
  Total return                                              60.52%(1)   3.54%     25.25%    22.20%(1)
------------------------------------------------------------------------------------------------------
  RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
  Net assets, end of period (000s omitted)                $90,801    $47,574    $64,336   $18,246
  Ratio of expenses to average net assets (3),(4)            1.61%(2)   1.59%      1.59%     1.59%(2)
  Ratio of net investment income/
    (loss) to average net assets                            (0.94)%(2)  0.62%     (0.58)%   (0.24)%(2)
  Portfolio turnover rate                                     106%(1)    146%        63%      160%(1)
------------------------------------------------------------------------------------------------------

(1) Not Annualized.
(2) Annualized.
(3) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.89% annualized for the period November 1, 1999 to August 31, 2000, 1.88% and 1.97% for the years ended October 31, 1999 and 1998, respectively, and 3.42% annualized for the period December 31, 1996 to October 31, 1997.
(4) Interest earned on uninvested cash balances is used to offset positions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares net expense ratio by .02% annualized for the period November 1, 1999 to August 31, 2000. These arrangements had no effect on the fund's expense ratio for the previous periods. The Common Shares operating expense ratio after reflecting these arrangements was 1.59% annualized for the period November 1, 1999 to August 31, 2000.
*   For the period December 31, 1996 (inception date) to October 31, 1997.
** Effective May 1, 2000, Global Health Sciences changed its fiscal and tax year ends from October 31st to August 31st.

GLOBAL TELECOMMUNICATIONS FUND

-   GOAL AND STRATEGIES

    The Global Telecommunications Fund seeks long-term appreciation of capital. To pursue this goal, it invests in equity securities of U.S. and foreign telecommunications companies.

    Telecommunications includes:

-   communications equipment and service
-   electronic components and equipment
-   broadcast media
-   computer equipment, mobile telecommunications, and cellular radio and paging
-   electronic mail
- local and wide area networking, and linkage of work and data processing systems
-   publishing and information systems
-   video and telex
- internet and other emerging technologies combining telephone, television and/or computer systems

    Under normal market conditions, the fund will invest at least 65% of assets in equity securities of telecommunications companies from at least three countries, which may include the U.S. The fund may invest in companies of all sizes.

-   PORTFOLIO INVESTMENTS

    Equity holdings may include:

-   common and preferred stocks
-   convertible securities
-   warrants

To a limited extent, the fund may also engage in other investment practices.

-   RISK FACTORS

    This fund's principal risk factors are:

-   foreign securities
-   market risk
-   non-diversified status
-   regulatory risk
-   sector concentration

    The value of your investment will fluctuate in response to stock-market movements. Because the fund invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

    Because this fund focuses on a single sector (telecommunications), you should expect it to be more volatile than a broadly diversified global equity fund. Additionally, telecommunications companies are often subject to regulatory risks that could hurt the fund's performance.

    Non-diversification might cause the fund to be more volatile than a diversified mutual fund. To the extent that the fund invests in emerging markets and start-up and other small companies, it takes on additional risks that could hurt its performance. "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

-   PORTFOLIO MANAGEMENT

    Scott T. Lewis and Vincent J. McBride are Co-Portfolio Managers of the fund. Associate Portfolio Manager David Lefkowitz assists them. You can find out more about them in "Meet the Managers."

-   INVESTOR EXPENSES

   Management fee                       .94%
    Distribution and service
         (12b-1) fee                    .25%
    All other expenses                  .45%
                                     ------
    Total expenses                     1.64%

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the ANNUAL REPORT.



--------------------------------------------------------------------------------------------------
  PERIOD ENDED:                                        8/00       8/99        8/98       8/97(1)
--------------------------------------------------------------------------------------------------
  PER-SHARE DATA
--------------------------------------------------------------------------------------------------
  Net asset value, beginning of period               $41.22      $20.54      $17.30     $15.00
--------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
  Net investment income/(loss)                        (0.44)      (0.04)      (0.01)      0.02
  Net gains or losses on investments
    (both realized and unrealized)                    29.56       23.56        4.29       2.28
--------------------------------------------------------------------------------------------------
    Total from investment activities                  29.12       23.52        4.28       2.30
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
  From net investment income                             --          --          --         --
  From realized capital gains                         (1.23)      (2.84)      (1.04)        --
--------------------------------------------------------------------------------------------------
    Total distributions                               (1.23)      (2.84)      (1.04)
--------------------------------------------------------------------------------------------------
  Net asset value, end of period                     $69.11      $41.22      $20.54     $17.30
--------------------------------------------------------------------------------------------------
  Total return                                        70.99%     120.73%      25.38%     15.33%(2)
--------------------------------------------------------------------------------------------------
  RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
  Net assets, end of period (000s omitted)         $471,455     $65,165        $718       $569
  Ratio of expenses to average net assets(3)           1.66%(4)    1.65%       1.65%      1.65%(5)
  Ratio of net income to average net assets           (0.89)%     (0.35)%     (0.03)%     0.16%(5)
  Portfolio turnover rate                               143%        203%        169%        43%(2)
--------------------------------------------------------------------------------------------------

(1) For the period December 4, 1996 (commencement of operations) through August 31, 1997.
(2) Not annualized.
(3) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.77%, 2.52% and 6.86% for the years ended August 31, 2000, 1999 and 1998, respectively, and 8.38% annualized for the period ended August 31, 1997.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% for the year ended August 31, 2000. The operating expense ratio after reflecting these arrangements was 1.64% for the year ended August 31, 2000.
(5) Annualized.

                                 MORE ABOUT RISK

-   INTRODUCTION

    A fund's goal and principal strategies largely determine its risk profile. You will find a concise description of each fund's risk profile in "Key Points." The fund-by-fund discussions contain more detailed information. This section discusses other risks that may affect the funds.

    The funds may use certain investment practices that have higher risks associated with them. However, each fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

-   TYPES OF INVESTMENT RISK

    The following risks are referred to throughout this prospectus.

    ACCESS RISK Some countries may restrict a fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a fund.

    CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

    CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

    CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

    EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a fund could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

    INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

    INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

    LEGAL RISK Lawsuits or other legal proceedings against the issuer of a security may adversely affect the issuer, the market value of the security, or a fund's performance.

    LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

    MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

    OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a fund to losses from fraud, negligence, delay or other actions.

    POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

    REGULATORY RISK Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund's performance.

    VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

/X/   Permitted without limitation; does not indicate actual use

/20%/ ITALIC TYPE (E.G., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20%   Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

/ /   Permitted, but not expected to be used to a significant extent

--    Not permitted

                                                                                                 GLOBAL
                                                                                     GLOBAL      TELE-
                                                                                     HEALTH      COMMUNI-
                                                                                     SCIENCES    CATIONS
                                                                                     FUND        FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                         LIMIT
---------------------------------------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet redemptions or for other
temporary or emergency purposes. SPECULATIVE EXPOSURE RISK.                            30%        33 1/3%
---------------------------------------------------------------------------------------------------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more
geographically diversified equity fund. CURRENCY, MARKET, POLITICAL RISKS.             /X/        /X/
---------------------------------------------------------------------------------------------------------
CURRENCY HEDGING Instruments, such as options, futures, forwards or swaps, intended to manage fund exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates.(1)
CORRELATION, CREDIT, CURRENCY, HEDGED EXPOSURE, LIQUIDITY, POLITICAL, VALUATION
RISKS.(2)                                                                              / /        / /
---------------------------------------------------------------------------------------------------------
EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a fund to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a fund to risks beyond those generally encountered in developed countries. ACCESS, CURRENCY, INFORMATION, LIQUIDITY,
MARKET, OPERATIONAL, POLITICAL, VALUATION RISKS.                                       / /        /X/
---------------------------------------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative
company or industry events. LIQUIDITY, MARKET, VALUATION RISKS.                        /X/        /X/
---------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May include depositary
receipts. CURRENCY, INFORMATION, LIQUIDITY, MARKET, POLITICAL, VALUATION RISKS.        /X/        /X/
---------------------------------------------------------------------------------------------------------

                                                                                                 GLOBAL
                                                                                     GLOBAL      TELE-
                                                                                     HEALTH      COMMUNI-
                                                                                     SCIENCES    CATIONS
                                                                                     FUND        FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                         LIMIT
---------------------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable a fund to hedge against or speculate on future changes in currency values, interest rates, securities or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) CORRELATION, CURRENCY, HEDGED EXPOSURE, INTEREST-RATE,
MARKET, SPECULATIVE EXPOSURE RISKS.(2)                                                 / /        / /
---------------------------------------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. A fund may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) CORRELATION, CREDIT, HEDGED
EXPOSURE, LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                               25%        / /
---------------------------------------------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in enterprises they own or control. ACCESS, CURRENCY, INFORMATION,
LIQUIDITY, OPERATIONAL, POLITICAL, VALUATION RISKS.                                    /X/        /X/
---------------------------------------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Securities with restrictions on trading, or those not actively traded. May include private placements.
LIQUIDITY, MARKET, VALUATION RISKS.                                                   /15%/      /15%/
---------------------------------------------------------------------------------------------------------
SECTOR CONCENTRATION Investing more than 25% of a fund's net assets in a group of related industries (market sector). Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other
developments affecting the sector will have a greater effect on the fund.              /X/        /X/
---------------------------------------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; a fund receives cash, U.S. government securities or bank letters of credit as
collateral. CREDIT, LIQUIDITY, MARKET RISKS.                                           33 1/3%    33 1/3%
---------------------------------------------------------------------------------------------------------

                                       21

                                                                                                 GLOBAL
                                                                                     GLOBAL      TELE-
                                                                                     HEALTH      COMMUNI-
                                                                                     SCIENCES    CATIONS
                                                                                     FUND        FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                         LIMIT
---------------------------------------------------------------------------------------------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If a fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions.
LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                                        /10%/       /10%/
---------------------------------------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where the fund owns enough shares of the security involved to cover the borrowed securities, if necessary. LIQUIDITY,
MARKET, SPECULATIVE EXPOSURE RISKS.                                                    / /         / /
---------------------------------------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market capitalizations, including those with continuous operations of less than three
years. INFORMATION, LIQUIDITY, MARKET, VALUATION RISKS.                                /X/         5%
---------------------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow a fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) that may be more attractive or accessible than the fund's direct investment. CREDIT, CURRENCY, INFORMATION, INTEREST-RATE,
LIQUIDITY, MARKET, POLITICAL, SPECULATIVE EXPOSURE, VALUATION RISKS.                   / /        / /
---------------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of a fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and might prevent a
fund from achieving its goal.                                                          / /        / /
---------------------------------------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for
a limited time. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                         /15%/      / /
---------------------------------------------------------------------------------------------------------

(1) The funds are not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2) Each fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                       This page intentionally left blank

                                MEET THE MANAGERS

The following individuals are responsible for the day-to-day portfolio management of the Global Health Sciences Fund:

[PICTURE OF SUSAN L. BLACK]

SUSAN L. BLACK, CFA, CIC
MANAGING DIRECTOR

-   Co-Portfolio Manager, Global Health Sciences Fund since fund inception

- With CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. (Warburg Pincus)

-   With Warburg Pincus since 1985

[PICTURE OF PETER T. WEN]

PETER T. WEN
VICE PRESIDENT

-   Co-Portfolio Manager, Global Health Sciences Fund since 1999

-   With CSAM since 1999

-   Investment analyst at Lynch & Mayer, Inc., 1994 to 1999

   The day-to-day portfolio management of the Global Telecommunications Fund is the responsibility of the Credit Suisse Asset Management Global
Telecommunications Management Team. The team consists of the following individuals:

[PICTURE OF SCOTT T. LEWIS]

SCOTT T. LEWIS
MANAGING DIRECTOR

-   Team member since 1999

- With CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. (Warburg Pincus)

-   With Warburg Pincus since 1986

[PICTURE OF VINCENT J. MCBRIDE]

VINCENT J. MCBRIDE
MANAGING DIRECTOR

-   Team member since 2000

- With CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus

-   With Warburg Pincus since 1994

[PICTURE OF DAVID LEFKOWITZ]

DAVID LEFKOWITZ
VICE PRESIDENT

-   Team member since 2001

-   With CSAM since April 2000

-   Equity analyst at Goldman Sachs Asset Management, 1998 to 2000

-   Equity analyst at Goldman Sachs & Co., 1996 to 1998

 ABOUT YOUR ACCOUNT

-   SHARE VALUATION

    The price of your shares is also referred to as their net asset value (NAV).

    The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Common Class's total assets, less its liabilities, by the number of Common Class shares outstanding.

    Each fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board of Directors determines that using this method would not reflect an investment's value.

    Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the funds do not compute their prices. This could cause the value of a fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

-   BUYING AND SELLING SHARES

    The accompanying SHAREHOLDER GUIDE explains how to invest directly with the funds. You will find information about purchases, redemptions, exchanges and services.

    The funds are open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (currently 4 p.m. Eastern Time), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV.


FINANCIAL-SERVICES FIRMS

    You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The funds have authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

    Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.

    Some of the firms through which the funds are available include:

-   Charles Schwab & Co., Inc. Mutual Fund OneSource-Registered
    Trademark-service

-   Fidelity Brokerage Services, Inc. FundsNetwork-Registered Trademark- Funds

-   TD Waterhouse Mutual Fund Network

-   ACCOUNT STATEMENTS

    In general, you will receive account statements or notices as follows:

- after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

-   after any changes of name or address of the registered owner(s)

-   otherwise, every calendar quarter

    You will receive annual and semiannual financial reports.

-   DISTRIBUTIONS

    As a fund investor, you will receive distributions.

    Each fund earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. A fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

    The funds distribute dividends annually. The funds typically distribute capital gains annually in December.

    Most investors have their distributions reinvested in additional shares of the same fund. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

    Estimated year-end distribution information, including record and payment dates, will be available late in the year at www.warburg.com or by calling 800-WARBURG (800-927-2874). Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the funds.

-   TAXES

    As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

    As long as a fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings it distributes to shareholders.

    Distributions you receive from a fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources are generally taxed as ordinary income. The funds will mostly make capital-gain distributions which could be short-term or long-term.

    If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

    The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category, including the portion taxable as long-term capital gains.

TAXES ON TRANSACTIONS

    Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                OTHER INFORMATION

-   ABOUT THE DISTRIBUTOR

    Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is an affiliate of CSAM and is responsible for:

-   making the funds available to you

-   account servicing and maintenance

-   other administrative services related to sale of the Common Class

    As part of their business strategies, the funds each have adopted a Rule 12b-1 shareholder-servicing and distribution plan to compensate CSAMSI for providing certain shareholder and other services related to the sale of the Common Class. Under the plan, CSAMSI receives fees at an annual rate of 0.25% of average daily net assets of the fund's Common Class. Because the fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. CSAMSI, CSAM or their affiliates may make additional payments out of their own resources to firms offering Common Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the funds may reimburse a portion of these payments.

                              FOR MORE INFORMATION

    More information about these funds is available free upon request, including the following:


-   SHAREHOLDER GUIDE

   Explains how to buy and sell shares. The SHAREHOLDER GUIDE is incorporated by reference into (is legally part of) this PROSPECTUS.

-   ANNUAL/SEMIANNUAL
    REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The ANNUAL REPORT also contains a letter from the funds' managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

-   OTHER INFORMATION

   A current STATEMENT OF ADDITIONAL INFORMATION (SAI), which provides more details about the funds, is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact Credit Suisse Warburg Pincus Funds to obtain, without charge, the SAI, ANNUAL and SEMIANNUAL REPORTS and portfolio holdings and other information and to make shareholder inquiries:

BY TELEPHONE:
   800-WARBURG
   (800-927-2874)

BY FACSIMILE:
   646-345-5026

BY MAIL:
   Credit Suisse Warburg Pincus Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Warburg
   Pincus Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.warburg.com



SEC FILE NUMBERS:
Credit Suisse Warburg Pincus
Global Health Sciences Fund             811-07901
Credit Suisse Warburg Pincus
Global Telecommunications Fund          811-08935


                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                     CREDIT   ASSET
                                     SUISSE   MANAGEMENT


                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) - www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        WPGHT-1-0601

                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                     CREDIT    ASSET
                                     SUISSE    MANAGEMENT


                                   PROSPECTUS

                                  ADVISOR CLASS
                                 MARCH 16, 2001
                            AS REVISED JUNE 18, 2001

                          CREDIT SUISSE WARBURG PINCUS
                         GLOBAL TELECOMMUNICATIONS FUND










As with all mutual funds, the Securities and Exchange Commission has not approved this fund, nor has it passed upon the adequacy or accuracy of this PROSPECTUS. It is a criminal offense to state otherwise.

Credit Suisse Warburg Pincus Advisor Funds are advised by Credit Suisse Asset Management, LLC.

                         CONTENTS

KEY POINTS ...............................................4
   Goal and Principal Strategies .........................4
   Investor Profile ......................................4
   A Word About Risk .....................................5

PERFORMANCE SUMMARY ......................................7

INVESTOR EXPENSES ........................................9
   Fees and Fund Expenses ................................9
   Example ..............................................10

THE FUND IN DETAIL ......................................11
   The Management Firms .................................11
   Multi-Class Structure ................................11
   Fund Information Key .................................12
   Goal and Strategies ..................................13
   Portfolio Investments ................................13
   Risk Factors .........................................13
   Portfolio Management .................................14
   Investor Expenses ....................................14

FINANCIAL HIGHLIGHTS ....................................15

MORE ABOUT RISK .........................................16
   Introduction .........................................16
   Types of Investment Risk .............................16
   Certain Investment Practices .........................18

MEET THE MANAGERS .......................................20

ABOUT YOUR ACCOUNT ......................................21
   Share Valuation ......................................21
   Account Statements ...................................21
   Distributions ........................................21
   Taxes ................................................22

OTHER INFORMATION .......................................23
   About the Distributor ................................23

BUYING SHARES ...........................................24

SELLING SHARES ..........................................26

SHAREHOLDER SERVICES ....................................28

OTHER POLICIES ..........................................29

FOR MORE INFORMATION ............................back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES

------------------------------------------------------------------------------------------------------
FUND/RISK FACTORS              GOAL                         STRATEGIES
------------------------------------------------------------------------------------------------------
GLOBAL                         Long-term appreciation of    - Invests in equity securities of U.S. and
TELECOMMUNICATIONS             capital                        foreign telecommunications companies
FUND                                                        - May invest in companies of all sizes
Risk factors:
 FOREIGN SECURITIES
 MARKET RISK
 NON-DIVERSIFIED STATUS
 REGULATORY RISK
 SECTOR CONCENTRATION
 TELECOMMUNICATIONS
  COMPANIES
------------------------------------------------------------------------------------------------------

-    INVESTOR PROFILE

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    are investing for long-term goals

- are willing to assume the risk of losing money in exchange for attractive potential long-term returns

-    are looking for capital appreciation

-    want to diversify their portfolios into telecommunications stocks

IT MAY NOT BE APPROPRIATE IF YOU:

-    are investing for a shorter time horizon

- are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

-    are looking for exposure to companies in a broad variety of industries

-    want to limit your exposure to foreign securities

-    are looking for income

     You should base your investment decision on your own goals, risk preferences and time horizon.

-    A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     The principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

     Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES

     A fund that invests outside the U.S. carries additional risks that include:

- CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

- INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

- POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

MARKET RISK

     The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS

     The fund is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

REGULATORY RISK

     Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, the market value of the security, or a fund's performance.

SECTOR CONCENTATION

     A fund that invests more than 25% of its net assets in a group of related industries (market sector) is subject to increased risk.

- Fund performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market.

- Financial, economic, business, political and other developments affecting the sector will have a greater effect on the fund.

TELECOMMUNICATIONS COMPANIES

     Telecommunications companies can be significantly (and adversely) affected by governmental regulation or deregulation, obsolescence of existing technology, falling prices and profits and competition from new market entrants.

                              PERFORMANCE SUMMARY

The bar chart below and the table on the next page provide an indication of the risks of investing in this fund's Common Class shares. The fund's Advisor Class shares commenced operations as of the date hereof. The bar chart shows you how fund performance related to the Common Class shares has varied from year to year for up to 10 years. The table compares the fund's performance over time to that of a broadly based securities market index. As with all mutual funds, past performance is not a prediction of the future.


                          YEAR-BY-YEAR TOTAL RETURNS*

[CHART]

YEAR ENDED 12/31:

1997        32.32%
1998        67.42%
1999       156.16%
2000       -38.23%

GLOBAL
TELECOMMUNICATIONS FUND

Best quarter: 68.83% (Q4 99)

Worst quarter: -12.27% (Q3 98)

Inception date: 12/4/96

--------------------------------------------------------------------------------
* The fund's Advisor Class shares commenced operations as of the date hereof. The total returns shown are for the fund's Common Class shares (including its predecessor). The fund's Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, since the Advisor Class is subject to slightly higher expenses, the return of the Advisor Class would have been lower.

                         AVERAGE ANNUAL TOTAL RETURNS(1)

--------------------------------------------------------------------------------------
                                       ONE YEAR    THREE YEARS   LIFE OF     INCEPTION
    PERIOD ENDED 12/31/00:               2000       1998-2000     FUND          DATE
--------------------------------------------------------------------------------------
GLOBAL TELECOMMUNICATIONS FUND          -38.23%       38.36%      35.95%      12/4/96
--------------------------------------------------------------------------------------
MSCI TELECOMMUNICATIONS INDEX(2)        -40.49%        9.49%      13.73%
--------------------------------------------------------------------------------------

(1) The fund's Advisor Class shares commenced operations as of the date hereof. The total returns shown are for the fund's Common Class shares (including its predecessor). The fund's Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, since the Advisor Class is subject to slightly higher expenses, the return of the Advisor Class would have been lower.

(2) The Morgan Stanley Capital International Telecommunications Index is an unmanaged index (with no defined investment objective) of telecommunications equities that include reinvestment of dividends and is compiled by Morgan Stanley & Co., Incorporated.



                            UNDERSTANDING PERFORMANCE

- TOTAL RETURN tells you how much an investment in a fund has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a CUMULATIVE RETURN or as an AVERAGE ANNUAL RATE OF RETURN.

- A CUMULATIVE TOTAL RETURN is the actual return of an investment for a specified period. The YEAR-BY-YEAR TOTAL RETURNS in the bar chart are examples of one-year cumulative total returns.

- An AVERAGE ANNUAL TOTAL RETURN applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what CONSTANT annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, ASSUMING you held it for the entire period.

- Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                             FEES AND FUND EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual fund operating expense figures are expected amounts for the fiscal period ending August 31, 2001.

--------------------------------------------------------------------------------------
                                                                             GLOBAL
                                                                            TELECOM-
                                                                           MUNICATIONS
                                                                              FUND
--------------------------------------------------------------------------------------
  SHAREHOLDER FEES
  (paid directly from your investment)
--------------------------------------------------------------------------------------
  Sales charge "load" on purchases                                            NONE
--------------------------------------------------------------------------------------
  Deferred sales charge "load"                                                NONE
--------------------------------------------------------------------------------------
  Sales charge "load" on reinvested distributions                             NONE
--------------------------------------------------------------------------------------
  Redemption fees                                                             NONE
--------------------------------------------------------------------------------------
  Exchange fees                                                               NONE
--------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
   (deducted from fund assets)
--------------------------------------------------------------------------------------
  Management fee                                                             1.00%
--------------------------------------------------------------------------------------
  Distribution and service (12b-1) fee                                        .50%
--------------------------------------------------------------------------------------
  Other expenses(1)                                                           .52%
--------------------------------------------------------------------------------------
  TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                    2.02%
--------------------------------------------------------------------------------------

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Fund service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements, which may be discontinued at any time, are expected to lower the fund's expenses as follows:

  EXPENSES AFTER WAIVERS AND
  REIMBURSEMENTS
  Management fee                                                       .94%

  Distribution and service (12b-1) fee                                 .50%

  Other expenses                                                       .45%
                                                                       ---
  TOTAL ANNUAL FUND OPERATING EXPENSES                                1.89%

                                     EXAMPLE

This example may help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain as listed in the first table on the opposite page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

                            -----------------------------------
                            ONE YEAR                THREE YEARS
                            -----------------------------------
                              $205                     $634
                            -----------------------------------

                               THE FUND IN DETAIL

-    THE MANAGEMENT FIRMS

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

     -    Investment adviser for the fund

     - Responsible for managing the fund's assets according to its goal and strategies and supervising the activities of the sub-investment adviser for the fund

     - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

     - Credit Suisse Asset Management companies manage approximately $94 billion in the U.S. and $298 billion globally

     - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

          For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this PROSPECTUS.

CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC 3A 7JJ

     -    Sub-investment adviser for the fund

     - Responsible for assisting CSAM in the management of the fund's international assets according to its goal and strategies

     -    Also a member of Credit Suisse Asset Management

-    MULTI-CLASS STRUCTURE

     This fund offers two classes of shares, Common and Advisor. This PROSPECTUS offers the Advisor Class of shares, which are sold through financial-services firms.

     The Common Class is described in a separate prospectus.

-    FUND INFORMATION KEY

     A concise description of the fund begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The fund's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of fund assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The primary types of securities in which the fund invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The major risk factors associated with the fund. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT

     The individuals designated by the investment advisers to handle the fund's day-to-day management.

INVESTOR EXPENSES

     Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.

     - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the fund and compensating the sub-investment adviser. Expressed as a percentage of average net assets after waivers.

     - DISTRIBUTION AND SERVICE (12b-1) FEES Fees paid by the fund to the distributor for making shares of the fund available to you. Expressed as a percentage of average net assets.

     - OTHER EXPENSES Fees paid by the fund for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

-    GOAL AND STRATEGIES

     The fund seeks long-term appreciation of capital. To pursue this goal, it invests in equity securities of U.S. and foreign telecommunications companies.

     Telecommunications includes:

-    communications equipment and service

-    electronic components and equipment

-    broadcast media

- computer equipment, mobile telecommunications, and cellular radio and paging

-    electronic mail

- local and wide area networking, and linkage of work and data processing systems

-    publishing and information systems

-    video and telex

- internet and other emerging technologies combining telephone, television and/or computer systems

     Under normal market conditions, the fund will invest at least 65% of assets in equity securities of telecommunications companies from at least three countries, including the U.S. The fund may invest in companies of all sizes.

-    PORTFOLIO INVESTMENTS

     Equity holdings may include:

-    common and preferred stocks

-    convertible securities

-    warrants

     To a limited extent, it may also engage in other investment practices.

-    RISK FACTORS

     This fund's principal risk factors are:

-    foreign securities

-    market risk

-    non-diversified status

-    regulatory risk

-    sector concentration

-    telecommunications companies

     The value of your investment generally will fluctuate in response to stock-market movements. Because the fund invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

     Because this fund focuses on a single sector (telecommunications), you should expect it to be more volatile than a broadly diversified global equity fund. Additionally, telecommunications companies are often subject to regulatory risks that could hurt the fund's performance.

     Non-diversification might cause the fund to be more volatile than a diversified mutual fund. To the extent that the fund invests in emerging markets and start-up and other small companies, it takes on additional risks that could hurt its performance. "More About Risk" details these and certain other investment practices the fund may use. Please read that section carefully before you invest.

-    PORTFOLIO MANAGEMENT

     Scott T. Lewis and Vincent J. McBride are Co-Portfolio Managers of the fund. Associate Portfolio Manager David Lefkowitz assists them. You can find out more about them in "Meet the Managers".

-    INVESTOR EXPENSES

     Expected expenses for the 2001 fiscal period (after fee waivers and expense reimbursements):

    Management fee                  .94%
    Distribution and service
    (12b-1) fees                    .50%
    All other expenses              .45%
                                   -----
         Total expenses            1.89%

                              FINANCIAL HIGHLIGHTS

The fund's Advisor Class shares commenced operations as of the date hereof.The figures below are related to the fund's Common Class shares and have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP, whose report on the fund's financial statements is included in the ANNUAL REPORT.


------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED:                                               8/00             8/99            8/98           8/97(1)
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $41.22           $20.54          $17.30           $15.00
------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                      (0.44)           (0.04)          (0.01)            0.02
Net gains or losses on investments and foreign currency
transactions (both realized and unrealized)                29.56            23.56            4.29             2.28
------------------------------------------------------------------------------------------------------------------------
  Total from investment activities                         29.12            23.52            4.28             2.30
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
From net investment income                                    --               --              --               --
From realized capital gains                                (1.23)           (2.84)          (1.04)              --
------------------------------------------------------------------------------------------------------------------------
  Total distributions                                      (1.23)           (2.84)          (1.04)              --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $69.11           $41.22          $20.54           $17.30
------------------------------------------------------------------------------------------------------------------------
Total return                                               70.99%          120.73%          25.38%           15.33%(2)
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                $471,455          $65,165            $718             $569
Ratio of expenses to average net assets                     1.66%(3,4)       1.65%(3)        1.65%(3)         1.65%(3,5)
Ratio of net income to average net assets                 (0.89)%          (0.35)%         (0.03)%            0.16%(5)
Portfolio turnover rate                                      143%             203%            169%              43%(2)
------------------------------------------------------------------------------------------------------------------------

(1) For the period December 4, 1996 (commencement of operations) through August 31, 1997.

(2)  Not annualized.

(3) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.77%, 2.52% and 6.86% for the years ended August 31, 2000, 1999 and 1998, respectively, and 8.38% annualized for the period ended August 31, 1997.

(4) Interest earned on uninvested cash balance is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% for the year ended August 31, 2000. The operating expense ratio after reflecting these arrangements was 1.64% for the year ended August 31, 2000.

(5)  Annualized.

                                MORE ABOUT RISK

-    INTRODUCTION

     The fund's goal and principal strategies largely determine its risk profile. You will find a concise description of the fund's risk profile in "Key Points." The discussion of the fund contains more detailed information. This section discusses other risks that may affect the fund.

     The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

-    TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this PROSPECTUS.

     ACCESS RISK Some countries may restrict the fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

     CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

     CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

     CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

     EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money a fund could gain or lose on an investment.

     - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

     INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

     INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

     LIQUIDITY RISK Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on fund management or performance.

     MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

     OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

     POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair a fund's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

     VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

/X/   Permitted without limitation; does not indicate actual use

/20%/ ITALIC TYPE (E.G., 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use

/ /   Permitted, but not expected to be used to a significant extent

--    Not permitted

------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                LIMIT
------------------------------------------------------------------------------------------
BORROWING The borrowing of money from banks to meet redemptions or for other
temporary or emergency purposes. SPECULATIVE EXPOSURE RISK.                        33 1/3%
------------------------------------------------------------------------------------------
COUNTRY/REGION FOCUS Investing a significant portion of fund assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more
geographically diversified equity fund. CURRENCY, MARKET, POLITICAL RISKS.             /X/
------------------------------------------------------------------------------------------
CURRENCY HEDGING Instruments, such as options, futures or forwards, intended to manage fund exposure to currency risk or to enhance total return. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.(1) CORRELATION,
CREDIT, CURRENCY, HEDGED EXPOSURE, LIQUIDITY, POLITICAL, SPECULATIVE EXPOSURE,
VALUATION RISKS.(2)                                                                    / /
------------------------------------------------------------------------------------------
EMERGING MARKETS Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject the fund to increased volatility or substantial declines in value.
Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the fund to risks beyond those generally encountered in developed countries. ACCESS, CURRENCY, INFORMATION,
LIQUIDITY, MARKET, OPERATIONAL, POLITICAL, VALUATION RISKS.                            /X/
------------------------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative
company or industry events. LIQUIDITY, MARKET, VALUATION RISKS.                        /X/
------------------------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuers. May include depositary receipts. CURRENCY, INFORMATION, LIQUIDITY, MARKET, OPERATIONAL, POLITICAL,
VALUATION RISKS.                                                                       /X/
------------------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) CORRELATION, CURRENCY, HEDGED EXPOSURE,
INTEREST-RATE, MARKET, SPECULATIVE EXPOSURE RISKS.(2)                                  / /
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                                LIMIT
------------------------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. A fund may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) CORRELATION, CREDIT, HEDGED
EXPOSURE, LIQUIDITY, MARKET, SPECULATIVE EXPOSURE, VALUATION RISKS.                  / /
------------------------------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or part of their interests in enterprises they own or control. ACCESS, CURRENCY, INFORMATION,
LIQUIDITY, OPERATIONAL, POLITICAL, VALUATION RISKS.                                  /X/
------------------------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities with restrictions on trading, or those not actively traded. May include private placements.
LIQUIDITY, MARKET, VALUATION RISKS.                                                  /15%/
------------------------------------------------------------------------------------------
SECTOR CONCENTRATION Investing more than 25% of the fund's net assets in a group of related industries (market sector). Performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market. Financial, economic, business, political and other
developments affecting the sector will have a greater effect on the fund.            /X/
------------------------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; a fund receives cash, U.S. government securities or bank letters of credit as
collateral. CREDIT, LIQUIDITY, MARKET RISKS.                                       33 1/3%
------------------------------------------------------------------------------------------
SHORT POSITIONS Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If the fund were to take short positions in stocks that increase in value, then the fund would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions.
LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                                       /10%/
------------------------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where the fund owns enough shares of the security involved to cover the borrowed securities, if necessary. LIQUIDITY,
MARKET, SPECULATIVE EXPOSURE RISKS.                                                  / /
------------------------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small relative market capitalizations, including those with continuous operations of less than three
years. INFORMATION, LIQUIDITY, MARKET, VALUATION RISKS.                                 5%
------------------------------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and other instruments that allow the fund to gain access to the performance of a benchmark asset (such as an index or selected stocks) where the fund's direct investment is restricted.
CREDIT, CURRENCY, INFORMATION, INTEREST-RATE, LIQUIDITY, MARKET, POLITICAL,
SPECULATIVE EXPOSURE, VALUATION RISKS.                                                 / /
------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of a fund's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a fund's principal investment strategies and might prevent a
fund from achieving its goal.                                                          / /
------------------------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for
a limited time. LIQUIDITY, MARKET, SPECULATIVE EXPOSURE RISKS.                         / /
------------------------------------------------------------------------------------------

(1) The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2) The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS

     The day-to-day portfolio management of the fund is the responsibility of the Credit Suisse Asset Management Global Telecommunications Management Team. The team consists of the following individuals:

[PHOTO OF SCOTT T. LEWIS]

     SCOTT T. LEWIS
    MANAGING DIRECTOR

-  Team member since 1999

-  With CSAM since 1999 as a result of Credit
   Suisse's acquisition of Warburg Pincus
   Asset Management, Inc. (Warburg Pincus)

-  With Warburg Pincus since 1986


[PHOTO OF VINCENT J. MCBRIDE]

    VINCENT J. MCBRIDE
    MANAGING DIRECTOR

-  Team member since 2000

-  With CSAM since 1999 as a result of
   Credit Suisse's acquisition of Warburg
   Pincus

-  With Warburg Pincus since 1994


[PHOTO OF DAVID LEFKOWITZ]

     DAVID LEFKOWITZ
      VICE PRESIDENT

-  Team member since 2001

-  With CSAM since April 2000

-  Equity analyst at Goldman Sachs Asset Management, 1998 to 2000

-  Equity analyst at Goldman Sachs & Co., 1996 to 1998


            Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

-    SHARE VALUATION

     The price of your shares is also referred to as their net asset value
(NAV).

     The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the Advisor Class's total assets, less its liabilities, by the number of Advisor Class shares outstanding.

     The fund values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board of Directors determines that using this method would not reflect an investment's value.

     Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its prices. This could cause the value of the fund's portfolio investments to be affected by trading on days when you cannot buy or sell shares.

-    ACCOUNT STATEMENTS

     In general, you will receive account statements or notices as follows:

- after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

-    after any changes of name or address of the registered owner(s)

-    otherwise, every calendar quarter

     You will receive annual and semiannual financial reports.

-    DISTRIBUTIONS

     As a fund investor, you will receive distributions.

     The fund may earn dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

     The fund distributes dividends annually. The fund typically distributes capital gains annually in December.

     Most investors have their distributions reinvested in additional shares of the fund. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

     Estimated year-end distribution information, including record and payment dates, will be available late in the year at www.warburg.com or by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

-    TAXES

     As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS

     As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

     Distributions you receive from the fund, whether reinvested or taken in cash, are generally considered taxable. Distributions from the fund's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources are generally taxed as ordinary income.

     If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you may receive a portion of the money you just invested in the form of a taxable distribution.

     The Form 1099-DIV that is mailed to you every January details your distributions and their federal tax category, including the portion taxable as long-term capital gains.

TAXES ON TRANSACTIONS

     Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                OTHER INFORMATION

-    ABOUT THE DISTRIBUTOR

     Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is an affiliate of CSAM and is responsible for:

-    making the fund available to you

-    account servicing and maintenance

-    other administrative services related to sale of the Advisor Class

     Certain institutions and financial-services firms may offer Advisor Class shares to their clients and customers (or participants in the case of retirement plans). These firms provide distribution, administrative and shareholder services for fund shareholders. The fund has adopted a Rule 12b-1 shareholder-servicing and distribution plan to compensate these firms for their services. The current 12b-1 fee is .50% per annum of the fund's average daily net assets, although under the 12b-1 plan the fund is authorized to pay up to
 .75%. CSAMSI, CSAM or their affiliates may make additional payments out of their own resources to firms offering Advisor Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the fund may reimburse a portion of these payments.

                        BUYING SHARES

-    OPENING AN ACCOUNT

     Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

     If you need an application, call our Institutional Services Center to receive one by mail or fax.

     You can make your initial investment by check or wire. The "By Wire" method in the table enables you to buy shares on a particular day at that day's closing NAV.

-    BUYING AND SELLING SHARES

     The fund is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form by the close of the NYSE (currently 4 p.m. ET), your transaction will be priced at that day's NAV. If we receive it after that time, it will be priced at the next business day's NAV.

FINANCIAL-SERVICES FIRMS

     You can buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the fund and will be priced at the next-computed NAV.

     Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Please read their program materials for any special provisions or additional service features that may apply to your investment. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.

-    ADDING TO AN ACCOUNT

     You can add to your account in a variety of ways, as shown in the table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the "ACH on Demand" section of the Advisor Class account application.

-    INVESTMENT CHECKS

     Checks should be made payable in U.S. dollars to Warburg Pincus Advisor Funds. Unfortunately, we cannot accept "starter" checks that do not have your name pre-printed on them. We also cannot accept checks payable to you or to another party and endorsed to the order of Warburg Pincus Advisor Funds. These types of checks may be returned to you and your purchase order may not be processed.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
- Complete the CREDIT SUISSE                  - Make your check payable to
  WARBURG PINCUS ADVISOR FUNDS                  Credit Suisse Warburg Pincus
  NEW ACCOUNT APPLICATION.                      Advisor Funds.

                                              - Write the account number and
- Make your check payable to                    the fund name on your check.
  Credit Suisse Warburg
  Pincus Advisor Funds.                       - Mail to Credit Suisse Warburg
                                                Pincus Advisor Funds.
- Write the fund name on the
  check.

- Mail to Credit Suisse Warburg
  Pincus Advisor Funds.
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
- Call our Institutional                      - Call our Institutional
  Services Center to request an                 Services Center to request an
  exchange from another Credit                  exchange from another Credit
  Suisse Warburg Pincus Advisor                 Suisse Warburg Pincus Advisor
  Fund or portfolio. Be sure to                 Fund or portfolio.
  read the current PROSPECTUS
  for the new fund or portfolio.              - If you do not have telephone
                                                privileges, mail or fax a
- If you do not have telephone                  letter of instruction signed
  privileges, mail or fax a                     by all shareholders.
  letter of instruction signed
  by all shareholders.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
- Complete and sign the NEW                   - Call our Institutional
  ACCOUNT APPLICATION.                          Services Center by 4 p.m. ET
                                                to inform us of the incoming
- Call our Institutional                        wire. Please be sure to
  Services Center and fax the                   specify the account
  signed NEW ACCOUNT APPLICATION                registration, account number
  by 4 p.m. ET.                                 and the fund name on your wire
                                                advice.
- The Institutional Services
  Center will telephone you with              - Wire the money for receipt
  your account number. Please be                that day.
  sure to specify the account
  registration, account number
  and the fund name on your wire
  advice.

- Wire your initial investment
  for receipt that day.

- Mail the original, signed
  application to Credit Suisse
  Warburg Pincus Advisor Funds.
--------------------------------------------------------------------------------
BY AUTOMATED CLEARING HOUSE (ACH)
TRANSFER
--------------------------------------------------------------------------------
- Cannot be used to open an                   - Call our Institutional
  account.                                      Services Center to request an
                                                ACH transfer from your bank.

                                              - Your purchase will be
                                                effective at the next NAV
                                                calculated after we receive
                                                your order in proper form.

                                              - Requires ACH on Demand
                                                privileges.
--------------------------------------------------------------------------------


                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.- 5 P.M. ET

                                 SELLING SHARES

--------------------------------------------------------------------------------
SELLING SOME OR ALL OF YOUR SHARES            CAN BE USED FOR
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
Write us a letter of                          - Sales of any amount.
instruction that includes:

- your name(s) and signature(s)
  or, if redeeming on an
  investor's behalf, the name(s)
  of the registered owner(s) and
  the signature(s) of their
  legal representative(s)

- the fund name and account
  number

- the dollar amount you want to
  sell

- how to send the proceeds

Obtain a signature guarantee
or other documentation, if
required (see "Selling Shares
in Writing").

Mail the materials to Credit
Suisse Warburg Pincus Advisor
Funds.

If only a letter of
instruction is required, you
can fax it to the
Institutional Services Center
(unless a signature guarantee
is required).
--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
- Call our Institutional                      - Accounts with telephone
  Services Center to request an                 privileges.
  exchange into another Credit Suisse
  Warburg Pincus Advisor Fund or
  portfolio. Be sure to read the              If you do not have telephone
  current PROSPECTUS for the new              privileges, mail or fax a letter
  fund or portfolio.                          of instruction to exchange
                                              shares.
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call our Institutional                        - Accounts with telephone
Services Center to request a                    privileges.
redemption. You can receive
the proceeds as:

- a check mailed to the address
  of record

- an ACH transfer to your bank

- a wire to your bank

See "By Wire or ACH Transfer"
for details.
--------------------------------------------------------------------------------
BY WIRE OR ACH TRANSFER
--------------------------------------------------------------------------------
- Complete the "Wire                          - Requests by phone or mail.
  Instructions" or "ACH on
  Demand" section of your NEW
  ACCOUNT APPLICATION.

- For federal-funds wires,
  proceeds will be wired on the
  next business day. For ACH
  transfers, proceeds will be
  delivered within two business
  days.
--------------------------------------------------------------------------------

      HOW TO REACH US

INSTITUTIONAL SERVICES CENTER
Toll free: 800-222-8977
Fax:       646-354-5026

MAIL
Credit Suisse Warburg Pincus Advisor Funds
P.O. Box 9030
Boston, MA 02205-9030

OVERNIGHT/COURIER SERVICE
Boston Financial Data Services, Inc.
Attn: Credit Suisse Warburg Pincus Advisor Funds
66 Brooks Drive
Braintree, MA 02184

INTERNET WEB SITE
www.warburg.com

WIRE INSTRUCTIONS
State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[CREDIT SUISSE WARBURG PINCUS ADVISOR FUND NAME]
DDA# 9904-649-2
F/F/C: [ACCOUNT NUMBER AND ACCOUNT
REGISTRATION]

-    SELLING SHARES IN WRITING

     Some circumstances require a written sell order, along with a signature guarantee. These include:

     - accounts whose address of record has been changed within the past 30 days

     -    redemptions in certain large accounts (other than by exchange)

     - requests to send the proceeds to a different payee or address than on record

     - shares represented by certificates, which must be returned with your sell order

     A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

-    RECENTLY PURCHASED
     SHARES

     For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another fund.


                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                         MONDAY-FRIDAY, 8 A.M.- 5 P.M. ET

                              SHAREHOLDER SERVICES

-    AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling our Institutional Services Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

     For making automatic investments from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

     For making automatic monthly, quarterly, semiannual or annual withdrawals.

-    STATEMENTS AND REPORTS

     The fund produces financial reports, which include among other things a list of the fund's portfolio holdings, semiannually and updates its prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, prospectus or proxy statement, as applicable, to your household, even if more than one person in the household has an account with the fund. Please call 800-222-8977 if you would like to receive additional reports, prospectuses or proxy statements.

-    TRANSFERS/GIFTS TO MINORS

     Depending on state laws, you can set up a custodial account under the Uniform Transfers-to-Minors Act (UTMA) or the Uniform Gifts-to-Minors Act
(UGMA). Please consult your tax professional about these types of accounts.

-    ACCOUNT CHANGES

     Call our Institutional Services Center to update your account records whenever you change your address. The Institutional Services Center can also help you change your account information or privileges.

                                 OTHER POLICIES

-    TRANSACTION DETAILS

     You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

     Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if:

     -    your investment check or ACH transfer does not clear

     - you place a telephone order by 4 p.m. ET and we do not receive your wire that day

     If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

     Uncashed redemption or distribution checks do not earn interest.

-    SPECIAL SITUATIONS

     The fund reserves the right to:

- refuse any purchase or exchange request, including those from any person or group who, in the fund's view, is likely to engage in excessive trading

- change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

- impose minimum investment amounts after 15 days' notice to current investors of any increases

-    charge a wire-redemption fee

- make a "redemption in kind"-- payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt fund operations

- suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

- stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect
     it)


                         INSTITUTIONAL SERVICES CENTER
                                  800-222-8977
                        MONDAY-FRIDAY, 8 A.M.- 5 P.M. ET

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                                       30

                              FOR MORE INFORMATION

     More information about this fund is available free upon request, including the following:

-    ANNUAL/SEMIANNUAL
     REPORT TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

     The ANNUAL REPORT also contains a letter from the fund's manager discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

-    OTHER INFORMATION

     A current STATEMENT OF ADDITIONAL INFORMATION (SAI), which provides more details about the fund, is on file with the Securities and Exchange Commission
(SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Warburg Pincus Advisor Funds to obtain, without charge, the SAI, ANNUAL and SEMIANNUAL REPORTS and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Warburg Pincus Advisor Funds
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER
SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Warburg Pincus Advisor Funds
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.warburg.com

SEC FILE NUMBER:
Credit Suisse Warburg Pincus Global
Telecommunications Fund          811-08935


                       CREDIT SUISSE WARBURG PINCUS FUNDS
                       ----------------------------------
                                     CREDIT    ASSET
                                     SUISSE    MANAGEMENT

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                         800-222-8977 - www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       ADGLT-1-0601